BORROWINGS - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Financial Instruments [Abstract]
Current borrowings and current portion of non-current borrowings	$ 111	$ 793
Non-current portion of non-current borrowings	$ 8,379	$ 8,030
Percentage of interest rate derivatives	8.50%